Loan receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Loan receivables, net
Schedule of loan receivables

	December 31,
	2024	2023
Loan receivables, gross
Personal loans	$6,988	$7,099
Corporate loans	12,092	14,603
Subtotal	19,080	21,702
Provision for loan losses (Note 19)	(5,491)	(2,023)
Total loan receivables, net	$13,589	$19,679
Less: classified as non-current loan receivables, net	(977)	(12,484)
Total current loan receivables, net	$12,612	$7,195

Schedule of loan receivables maturity analysis

For the year ending December 31,	Amount
2025	$12,612
2026 and thereafter	977
Total loans	13,589

Schedule of aging of loan receivables

	December 31,
	2024	2023
1‑89 days past due	$871	$1
90‑179 days past due	—	3,105
180‑365 days past due	—	—
Over 1 year past due *	27	—
Total past due	$898	$3,106
Loans without overdue	12,691	16,573
Total loans, net	$13,589	$19,679

Schedule of Company's loan portfolio by categories

	December 31,
	2024	2023
Installment loans to individuals	$207	$595
Real estate backed loan	2,616	5,288
Securities backed loan	1,499	1,058
Commercial loans	9,267	12,738
Total loans, net	$13,589	$19,679